22. Other Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Other Assets And Liabilities
Other Assets and Liabilities
22.	Other Assets and Liabilities

Assets		12.31.2020	12.31.2019
Escrow account and/ or collateral	(a)	780	670
Prepaid expenses	(b)	394	647
Advances to suppliers	(c)	263	1,130
Derivatives Transactions	(d)	119	85
Agreements and covenants	(e)	71	115
Others		238	349
		1,865	2,996
Current		1,230	1,493
Non-Current		635	1,503

Liabilities		12.31.2020	12.31.2019
Obligations arising from divestments	(f)	936	70
Contractual retentions	(g)	536	642
Advances from customers and partners	(h)	433	509
Provisions for environmental expenses, R&D and fines	(i)	460	610
Other recoverable taxes	(j)	406	534
Derivatives Transactions	(d)	283	157
Various creditors		123	155
Short-term benefits	(k)	147	38
Others		483	608
		3,807	3,323
Current		1,603	1,973
Non-Current		2,204	1,350

a) Amounts deposited for payment of obligations related to the finance agreement with China Development Bank, as well as margin in guarantee for futures and over-the-counter derivatives. In addition, there are amounts in investment funds from escrow accounts related to divestment of TAG and NTS.

b) Amounts whose compensation must be made by supplying materials or providing services contracted with these suppliers.

c) Spending on platform charters and equipment rentals to be appropriated in situations in which the start of operations has been postponed due to legal requirements or the need for technical adjustments.

d) Amounts anticipated by the joint operating partners.

e) Provisions for financial reimbursements assumed by Petrobras to be made to the acquirer, referring to abandonment costs of the divested assets of the following groups of fields: (i) Riacho da Forquilha; (ii) Pampo and Enchova; (iii) Macau; and (iv) Lagoa Parda. The settlement of these provisions follows decommissioning schedules, with payments beginning between two and three months after the date expected for the execution of operations, according to the contractual terms for reimbursement of abandonment of the respective groups of fields.

f) Retained amounts from obligations with suppliers to guarantee the execution of the contract, accounted for when the obligations with suppliers are due. Contractual retentions will be paid to suppliers at the end of the contract, upon issuance of the contract termination term.

g) Amounts related to the advanced or cash receipt from third parties, related to the sale of products or services in Brazil.

h) Accrued amounts for environmental compensation assumed by the Company in the course of its operations and research projects.

i) Non-current portion of other recoverable taxes (see note 17).

k) Non-current portion of the voluntary severance programs (PDV), as set out in note 18.

j) Fair value of open positions and transactions closed but not yet settled.

22.1.	Accounting policy for obligations arising from divestments

Obligations arising from divestments are recognized at present value, using a risk-free discount rate, adjusted to the Company's credit risk, as the best estimate of disbursement required to settle the present obligation at the reporting date and may be subject to changes as activity execution schedules are updated and detailed by acquirers.